Award Timing Disclosure	Nov. 11, 2023 USD ($) shares $ / shares Rate
Jay R. Luly [Member]
Awards Close in Time to MNPI Disclosures
Name	Jay R. Luly, Ph.D.
Underlying Securities | shares	264,000
Exercise Price | $ / shares	$ 8.99
Fair Value as of Grant Date | $	$ 1,297,481
Underlying Security Market Price Change | Rate	1060.00%
Scott T Rottinghaus [Member]
Awards Close in Time to MNPI Disclosures
Name	Scott T. Rottinghaus, M.D.
Underlying Securities | shares	86,000
Exercise Price | $ / shares	$ 8.99
Fair Value as of Grant Date | $	$ 422,664
Underlying Security Market Price Change | Rate	1060.00%
Yat Sun Or [Member]
Awards Close in Time to MNPI Disclosures
Name	Yat Sun Or, Ph.D.
Underlying Securities | shares	86,000
Exercise Price | $ / shares	$ 8.99
Fair Value as of Grant Date | $	$ 422,664
Underlying Security Market Price Change | Rate	1060.00%
Paul J. Mellett [Member]
Awards Close in Time to MNPI Disclosures
Name	Paul J. Mellett
Underlying Securities | shares	83,000
Exercise Price | $ / shares	$ 8.99
Fair Value as of Grant Date | $	$ 407,920
Underlying Security Market Price Change | Rate	1060.00%